INCOME TAXES - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 657	$ (92)	$ 1,132
Current tax expense (benefit):	93,237	56,191	5,458
Deferred tax expense (benefit):
Ireland	163	(235)	(115)
Deferred tax expense (benefit):	(17,588)	(12,600)	(31,061)
Total	75,649	43,591	(25,603)
U.S.
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	25,847	18,884	(27,808)
Deferred tax expense (benefit):
Foreign	(5,916)	(4,562)	(8,916)
Foreign - excluding the U.S. and Ireland
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	66,733	37,399	32,134
Deferred tax expense (benefit):
Foreign	$ (11,835)	$ (7,803)	$ (22,030)